Other investments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Other investments [Abstract]
Disclosure of detailed information about fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
The details of such investments are given below:

	March 31, 2020	March 31, 2019
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560

Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	210,262	192,929
	211,972	194,639
# Unsecured convertible promissory note of $2,789 with Attala Systems Corporation, of which $ 750 (₹ 56,539), $ 375(₹ 28,270),    $375 (₹ 28,270), $ 500 (₹ 37,693), $ 214 (₹ 16,133) and $ 575 (₹ 43,357) actual maturity of the above investments was on 17th October 2019, 4th January 2020 , 4th April 2020 , 30th October 2020, 1st January 2021 and 27th November 2021 respectively. The same has been amended on 15 th
October 2019 and the maturity date has been extended to 30
th
October 2021 The note bears interest at a rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.